Business Combinations - Additional Information (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) Employees	Dec. 31, 2017 SEK (kr) Employees	Dec. 31, 2016 SEK (kr)	Sep. 14, 2018 Employees	Jun. 30, 2018	Apr. 04, 2018	Feb. 13, 2018
Disclosure of detailed information about business combination [line items]
Cash flow effect pursuant to business combinations | kr	kr 226	kr 459
Number of employees | Employees	95,359	100,735
Divestments 2016-2018 [member]
Disclosure of detailed information about business combination [line items]
Cash flow effect pursuant to business combinations | kr	kr 226	kr 459	kr 25
Divestments 2016-2018 [member] | Ericsson Local Services AB [member]
Disclosure of detailed information about business combination [line items]
Number of employees | Employees	700
Divestments 2016-2018 [member] | Excellence Field Factory [member]
Disclosure of detailed information about business combination [line items]
Number of service engineers					600
CENX [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, ownership percentage				100.00%
Number of employees | Employees				185
Acquisitions 2016-2018 [member]
Disclosure of detailed information about business combination [line items]
Cash flow effect pursuant to business combinations | kr	kr 1,220	kr 62
Vidscale [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, ownership percentage						100.00%
Placecast [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, ownership percentage							100.00%